OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,154	$ 1,355
Warranty and campaign programs	997	995	$ 887	$ 919
Marketing and sales incentive programs	1,313	1,324
Tax payables	711	654
Accrued expenses and deferred income	673	672
Accrued employee benefits	643	681
Lease liabilities	428	453
Legal reserves and other provisions	325	332
Contract reserve	388	389
Contract liabilities	1,332	1,381
Restructuring reserve	69	76
Other	1,065	1,100
Total	9,098	9,412
Future rents related to buy-back agreements	$ 709	$ 740